Deferred tax assets and liabilities - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Offsetting amounts	$ 1,100	$ 928
Deferred tax assets	443	411
Deferred tax liabilities	(797)	(1,064)
Net deferred tax liabilities	$ (354)	$ (653)	$ (617)